UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Variable Global High Yield Bond Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$84	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Variable Global High Yield Bond Portfolio returned 7.06%. The Fund compares its performance to the Bloomberg Global High Yield Index (Hedged) (USD), which returned 10.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, including sovereigns, transportation, insurance and energy.
↑	Allocation to collateralized loan obligations.
↑	Underweight to BB and B rated securities.

Top detractors from performance:
↓	Issue selection within multiple sectors, including communications, consumer cyclicals, consumer noncyclicals and capital goods.
↓	Underweight to lower quality as CCC rated securities outperformed.
↓	Currency positioning.
Use of derivatives and the impact on performance:
The Fund utilized forward foreign currency contracts and futures contracts to manage currency risk. In aggregate, these derivatives contributed to performance.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7872-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	7.06	2.06	3.71
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Global High Yield Index (Hedged)(USD)	10.71	3.94	5.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,474,283
Total Number of Portfolio Holdings*	332
Total Management Fee Paid	$1,040,246
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 2	7872-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds, Walter E. Kilcullen, Christopher F. Kilpatrick and Mark Hughes.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 3	7872-ATSR-0225

Western Asset Variable Global High Yield Bond Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$110	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Western Asset Variable Global High Yield Bond Portfolio returned 6.70%. The Fund compares its performance to the Bloomberg Global High Yield Index (Hedged) (USD), which returned 10.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, including sovereigns, transportation, insurance and energy.
↑	Allocation to collateralized loan obligations.
↑	Underweight to BB and B rated securities.

Top detractors from performance:
↓	Issue selection within multiple sectors, including communications, consumer cyclicals, consumer noncyclicals and capital goods.
↓	Underweight to lower quality as CCC rated securities outperformed.
↓	Currency positioning.
Use of derivatives and the impact on performance:
The Fund utilized forward foreign currency contracts and futures contracts to manage currency risk. In aggregate, these derivatives contributed to performance.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7884-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class II	6.70	1.81	3.45
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Global High Yield Index (Hedged)(USD)	10.71	3.94	5.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$153,474,283
Total Number of Portfolio Holdings*	332
Total Management Fee Paid	$1,040,246
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 2	7884-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds, Walter E. Kilcullen, Christopher F. Kilpatrick and Mark Hughes.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 3	7884-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $137,018 in December 31, 2023 and $146,739 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Income Trust., were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Variable Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Variable Income Trust during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Legg Mason Partners Variable Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Variable Global High Yield Bond Portfolio
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 72.8%
Communication Services — 12.1%
Diversified Telecommunication Services — 4.6%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,480,897 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000	239,965 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	450,000	337,472 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	950,000	716,312 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,207,000	1,299,167
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	689,532	626,349 (b)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	220,000	247,757 (a)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	750,000	723,779 (a)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	100,000 EUR	103,173 (c)(d)(e)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	370,000	380,730 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	867,065 (a)
Total Diversified Telecommunication Services				7,022,666
Entertainment — 0.6%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	870,000	904,950 (a)
Interactive Media & Services — 0.6%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,190,000	1,019,741 (a)
Media — 4.0%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	270,000	287,749 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	312,657
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,562,609
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	891,144 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	275,500	240,462 (a)
Sirius XM Radio LLC, Senior Notes	4.125%	7/1/30	700,000	611,756 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000	$363,308 (d)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000 EUR	154,605 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	400,000	398,859 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000	593,362 (a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	400,000	375,630 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000	327,897 (a)
Total Media				6,120,038
Wireless Telecommunication Services — 2.3%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	731,269 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	303,590 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	151,634 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	176,524 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	757,330 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	657,886 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000	697,465 (a)
Total Wireless Telecommunication Services				3,475,698

Total Communication Services				18,543,093
Consumer Discretionary — 15.4%
Automobile Components — 2.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	400,000	394,405 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	220,000	218,438
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	700,000	640,236
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	400,000	401,358 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	213,302 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	720,000	758,791 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,070,000	1,067,856 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	440,000	$417,766 (a)
Total Automobile Components				4,112,152
Broadline Retail — 2.0%
B&M European Value Retail SA, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	376,885 (d)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	941,383 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000	1,829,668
Total Broadline Retail				3,147,936
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	720,000	753,834 (a)
Diversified Consumer Services — 1.7%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	270,000	246,155 (a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	100,000 EUR	109,541 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	6.224%	6/15/31	100,000 EUR	104,016 (a)(e)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	750,000	750,255 (a)
Service Corp. International, Senior Notes	5.125%	6/1/29	530,000	514,092
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	699,767 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000	182,090 (a)
Total Diversified Consumer Services				2,605,916
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000	421,959 (a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000 EUR	1,066,884 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000	499,447 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	240,000	241,279 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	180,000	179,712 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000	565,042 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	919,654
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	470,000	$468,707 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	750,000	748,432 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	210,000	208,040 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.479%	7/16/35	853,000 GBP	893,379 (d)(e)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	321,093 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	220,000	231,978 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000	903,323 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000	499,873 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	150,000	148,985 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	178,419
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	47,039 EUR	49,267 (d)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000	654,970 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000	97,809 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000	278,600 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	630,000	656,532 (a)
Total Hotels, Restaurants & Leisure				10,233,384
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	240,000	240,995
Specialty Retail — 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	474,278 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	370,000	376,942 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	180,219 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000	400,767 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	590,000	591,814
Total Specialty Retail				2,024,020
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Textiles, Apparel & Luxury Goods — 0.3%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	$205,903 (a)
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	350,000	337,406 (a)
Total Textiles, Apparel & Luxury Goods				543,309

Total Consumer Discretionary				23,661,546
Consumer Staples — 1.3%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	427,026 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	332,036 (a)
Total Beverages				759,062
Consumer Staples Distribution & Retail — 0.6%
Afflelou SAS, Senior Secured Notes	6.000%	7/25/29	100,000 EUR	108,347 (a)
Albertsons Cos. Inc/Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.250%	3/15/26	750,000	732,351 (a)
Total Consumer Staples Distribution & Retail				840,698
Food Products — 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.375%	1/31/32	400,000	362,461 (a)

Total Consumer Staples				1,962,221
Energy — 8.3%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	272,965 (a)
Oil, Gas & Consumable Fuels — 8.1%
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	230,000	240,589 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	270,000	268,860 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	588,786
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	620,726
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	9,872 (c)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	590,000	593,600 (c)(e)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000	$256,259 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	770,000	717,239
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	408,701 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	50,846 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.309%	9/30/29	97,297	95,838 (a)(e)(f)(g)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	372,546 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	533,967 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	365,527 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	319,556
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	681,540 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,261,372
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	988,634
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	334,903
Puma International Financing SA, Senior Notes	7.750%	4/25/29	420,000	427,129 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000	576,985
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	550,000	534,324 (d)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	470,000	421,270 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	430,000	450,265 (a)(c)(e)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	354,947 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	350,000	384,267 (a)
Viper Energy Inc., Senior Notes	5.375%	11/1/27	370,000	366,572 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	240,007 (a)
Total Oil, Gas & Consumable Fuels				12,465,127

Total Energy				12,738,092
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 8.2%
Banks — 4.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	$701,948 (a)(c)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	392,974 (a)(c)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	1,508,166 (a)(e)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	451,155 (e)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,758,335 (a)(e)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	592,177 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	718,049 (c)(e)
Total Banks				6,122,804
Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,212,644 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	285,302 (c)(e)
Credit Suisse AG AT1 Claim	—	—	3,590,000	0 *(f)(g)(h)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	358,208 (a)
Total Capital Markets				1,856,154
Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	630,000	536,882
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	700,000	$734,408 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	134,231 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	600,000	617,098 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	810,000	769,107 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	200,000	181,264 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	308,894 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	410,000	399,552 (a)
Total Financial Services				3,681,436
Insurance — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	240,000	243,470 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	280,000	287,575 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	430,000	422,366 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				709,941

Total Financials				12,613,805
Health Care — 4.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	131,533 (a)
Health Care Providers & Services — 2.2%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000	412,080
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	950,000	981,329 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	364,372
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	800,000	767,377 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	430,000	436,171 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	400,000	$399,999
Total Health Care Providers & Services				3,361,328
Pharmaceuticals — 1.9%
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000 GBP	431,025 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	370,000	392,490 (a)
Endo Luxembourg Finance Co. I Sarl/ Endo US Inc., Escrow	—	—	250,000	0 *(a)(f)(g)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,770,000	1,702,318
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	360,123
Total Pharmaceuticals				2,885,956

Total Health Care				6,378,817
Industrials — 12.7%
Aerospace & Defense — 1.6%
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000	489,422 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	800,000	826,021 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	500,000	504,987 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	650,000	666,388 (a)
Total Aerospace & Defense				2,486,818
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	190,000	191,547 (a)
Miter Brands Acquisition Holdco Inc./ MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	440,000	442,337 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	400,000	391,771 (a)
Total Building Products				1,025,655
Commercial Services & Supplies — 2.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000	650,566 (a)
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	282,417 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	310,000	302,703
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	910,226
GEO Group Inc., Senior Notes	10.250%	4/15/31	360,000	392,904
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	260,000	274,876
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	750,000	$771,079 (a)
Techem Verwaltungsgesellschaft 675 mbH, Senior Secured Notes	5.375%	7/15/29	400,000 EUR	429,231 (a)
Total Commercial Services & Supplies				4,014,002
Construction & Engineering — 0.5%
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	244,144 (a)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	500,000	481,690 (a)
Total Construction & Engineering				725,834
Electrical Equipment — 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000	375,952 (a)
Ground Transportation — 0.2%
XPO Inc., Senior Notes	7.125%	2/1/32	240,000	246,077 (a)
Machinery — 1.7%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	184,653 (d)
ESAB Corp., Senior Notes	6.250%	4/15/29	330,000	334,517 (a)
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	611,446 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	460,000	452,669
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000 EUR	1,056,831 (a)
Total Machinery				2,640,116
Marine Transportation — 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	370,000	379,233 (a)
Passenger Airlines — 1.7%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	369,325 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	160,000	168,090 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	220,000	222,994 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	678,000	528,840 *(a)(i)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	160,000	124,800 *(a)(i)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,270,000	$1,208,527 (a)
Total Passenger Airlines				2,622,576
Trading Companies & Distributors — 1.9%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	366,142 (a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	210,000	213,257 (a)
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000	745,149 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	920,000	841,839 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	747,545
Total Trading Companies & Distributors				2,913,932
Transportation Infrastructure — 1.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	750,000	765,937 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000 GBP	740,058 (d)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	622,234 (a)
Total Transportation Infrastructure				2,128,229

Total Industrials				19,558,424
Information Technology — 2.8%
Communications Equipment — 0.6%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	665,800 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	310,000	215,894 (a)
Total Communications Equipment				881,694
Electronic Equipment, Instruments & Components — 0.3%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	177,871 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	300,000	304,915 (a)
Total Electronic Equipment, Instruments & Components				482,786
IT Services — 0.7%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000	291,115 (a)
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	360,000	363,138 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	350,000	$356,261 (a)
Total IT Services				1,010,514
Software — 1.1%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	650,000	670,797 (a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	450,000	408,501 (d)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	235,463 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. EURIBOR + 3.500%)	6.679%	7/31/31	320,000 EUR	333,921 (a)(e)
Total Software				1,648,682
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	230,000	236,682 (a)

Total Information Technology				4,260,358
Materials — 4.6%
Chemicals — 1.5%
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	192,368 (a)
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	600,000	411,673 (d)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	125,180 (a)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000 EUR	134,218 (a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	6.750%	4/15/30	290,000 EUR	312,312 (a)
OCP SA, Senior Notes	4.500%	10/22/25	500,000	494,497 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	641,945
Total Chemicals				2,312,193
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	350,000	368,099 (a)
Containers & Packaging — 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	414,500	60,104 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000	575,990 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	$286,343 (a)
Ball Corp., Senior Notes	2.875%	8/15/30	410,000	351,221
Ball Corp., Senior Notes	3.125%	9/15/31	640,000	543,792
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	760,000	685,079 (a)
Graphic Packaging International LLC, Senior Notes	3.500%	3/1/29	750,000	687,787 (a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	580,260
Total Containers & Packaging				3,770,576
Metals & Mining — 0.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	390,000	415,233 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	270,000	278,274 (a)
Total Metals & Mining				693,507

Total Materials				7,144,375
Real Estate — 1.3%
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	361,381
Hotel & Resort REITs — 0.6%
Service Properties Trust, Senior Notes	8.875%	6/15/32	940,000	870,928
Real Estate Management & Development — 0.2%
AccorInvest Group SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	120,096 (a)
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	213,134	17,584 (b)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	164,735	5,354 (b)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	215,800	6,474 (b)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	3,117 (c)(d)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	82,270	1,748 (b)(d)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	160,000	172,367 (a)
Total Real Estate Management & Development				326,740
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	410,000	$419,230 (a)

Total Real Estate				1,978,279
Utilities — 1.9%
Electric Utilities — 0.9%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	148,545 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	570,000	542,168 (d)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	340,000	347,191 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	335,998 (a)
Total Electric Utilities				1,373,902
Gas Utilities — 0.6%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	290,000	288,795
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	653,957 (a)
Total Gas Utilities				942,752
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., Senior Secured Notes	5.250%	6/1/26	164,000	163,904 (a)
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	360,000	371,202 (a)
Total Independent Power and Renewable Electricity Producers				535,106

Total Utilities				2,851,760
Total Corporate Bonds & Notes (Cost — $114,736,285)				111,690,770
Sovereign Bonds — 15.5%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	377,000 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	549,077 (a)
Total Angola				926,077
Argentina — 2.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	157,200
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	330,160	255,280
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	898,089
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,771,777	$1,855,012 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	66,668	65,872 (d)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	370,578 (a)
Total Argentina				3,602,031
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	500,000	478,750 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	287,550 (a)
Total Bahamas				766,300
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	425,746 (a)
Brazil — 0.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	2,900,000 BRL	406,374
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	554,287
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	464,435
Total Brazil				1,425,096
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,100,000	845,625
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	361,112 (a)
Dominican Republic — 1.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	465,960 (a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	376,482 (a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	307,950 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	134,250 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	366,950 (d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	591,000 (a)
Total Dominican Republic				2,242,592
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ecuador — 0.5%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	$697,261 (a)
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	229,896 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	285,397 (d)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	650,649 (a)
Total Egypt				1,165,942
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	567,600 (a)
Indonesia — 1.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,000,000	955,692
Indonesia Treasury Bond	6.875%	4/15/29	10,500,000,000 IDR	649,718
Total Indonesia				1,605,410
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	95,389	90,572 (d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	937,943 (a)
Total Ivory Coast				1,028,515
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	783,045 (a)
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000	286,558 (a)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	247,067 (d)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	317,499 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	180,384 (a)
Total Nigeria				744,950
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oman — 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	$406,170 (d)
Panama — 0.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	700,000	491,007
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	322,438
Total Panama				813,445
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	454,300 (a)
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	312,699 (a)
South Africa — 0.5%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	468,219
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	284,807
Total South Africa				753,026
Turkey — 2.1%
Turkiye Government International Bond, Senior Notes	4.250%	4/14/26	2,090,000	2,058,068
Turkiye Government International Bond, Senior Notes	4.875%	10/9/26	700,000	691,038
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	473,892
Total Turkey				3,222,998
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	11,411 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	32,350 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	100,180	56,727 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,672	38,994 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	133,249	$73,620 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	32,280 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	147,285	79,963 (a)
Total Ukraine				325,345

Total Sovereign Bonds (Cost — $23,879,988)				23,761,843
Asset-Backed Securities — 4.9%
AGL CLO Ltd., 2024-35A E (3 mo. Term SOFR + 5.150%)	9.662%	1/21/38	380,000	379,963 (a)(e)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.156%	1/15/37	310,000	316,756 (a)(e)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.813%	1/25/38	340,000	340,000 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.612%	1/20/38	150,000	149,984 (a)(e)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	8.318%	4/15/34	200,000	201,322 (a)(e)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.726%	10/23/34	440,000	441,860 (a)(e)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.731%	10/20/35	490,000	499,297 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.606%	7/15/37	300,000	306,759 (a)(e)
Clover CLO LLC, 2021-3A ER (3 mo. Term SOFR + 4.900%)	9.205%	1/25/35	440,000	440,000 (a)(e)(f)(j)
Goldentree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.352%	10/20/34	460,000	461,143 (a)(e)
Golub Capital Partners CLO Ltd., 2024- 76A D1 (3 mo. Term SOFR + 2.900%)	7.642%	10/25/37	400,000	405,392 (a)(e)
Golub Capital Partners CLO Ltd., 2024- 77A E (3 mo. Term SOFR + 4.850%)	9.155%	1/25/38	520,000	520,000 (a)(e)(j)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.598%	10/15/31	600,000	602,878 (a)(e)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.846%	4/15/34	210,000	211,597 (a)(e)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.865%	10/15/37	380,000	$385,454 (a)(e)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.645%	1/20/38	370,000	366,300 (a)(e)(j)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.251%	1/20/38	190,000	190,679 (a)(e)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.305%	1/22/38	380,000	380,000 (a)(e)(j)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	8.067%	4/20/37	220,000	224,309 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.567%	7/20/37	130,000	132,243 (a)(e)
TCW CLO Ltd., 2020-1A DR3 (3 mo. Term SOFR + 3.400%)	7.705%	4/20/34	430,000	430,000 (a)(e)(j)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.932%	4/18/37	130,000	132,004 (a)(e)

Total Asset-Backed Securities (Cost — $7,480,083)				7,517,940
Senior Loans — 2.8%
Consumer Discretionary — 1.6%
Automobile Components — 0.3%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	544,855	511,826 (e)(k)(l)
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.971%	4/13/28	500,000	114,000 (e)(k)(l)
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.607%	2/6/31	446,625	448,159 (e)(k)(l)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.857%	1/27/29	494,911	497,361 (e)(k)(l)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/30/30	397,000	396,629 (e)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.375%	3/14/31	397,000	398,088 (e)(k)(l)
Total Hotels, Restaurants & Leisure				1,740,237

Total Consumer Discretionary				2,366,063
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., First Lien Initial Term Loan (PRIME + 3.512%)	7.840%	3/31/28	346,411	$349,573 (e)(k)(l)

Financials — 0.1%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.357%	3/12/29	139,300	141,190 (e)(k)(l)

Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines Inc., Term Loan	—	11/18/25	324,197	325,008 (f)(g)(m)

Information Technology — 0.4%
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2024 Dollar Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.589%	8/17/29	303,849	305,131 (e)(k)(l)
Software — 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.357%	10/16/26	355,949	342,852 (e)(k)(l)

Total Information Technology				647,983
Sovereign Bonds — 0.3%
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	500,000	494,375 (e)(f)(g)(k)(l)

Total Senior Loans (Cost — $4,630,608)				4,324,192
Convertible Bonds & Notes — 0.4%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	593,036	625,229 (b)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	452 (d)

Total Convertible Bonds & Notes (Cost — $659,082)				625,681
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		12,962	$319,384 (e)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		3,941	91,234 (e)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		7,229	176,243 (e)

Total Preferred Stocks (Cost — $593,392)				586,861

Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,499	35,901 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	2,148 *(f)

Total Common Stocks (Cost — $38,800)				38,049
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $5,570)		5/28/28	5,817	1,144 *
Total Investments before Short-Term Investments (Cost — $152,023,808)				148,546,480
	Rate		Shares
Short-Term Investments — 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,355,791)	4.440%		3,355,791	3,355,791 (n)(o)
Total Investments — 99.0% (Cost — $155,379,599)				151,902,271
Other Assets in Excess of Liabilities — 1.0%				1,572,012
Total Net Assets — 100.0%				$153,474,283

See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of December 31, 2024.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of December 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2024, the total market value of investments in Affiliated
Companies was $3,355,791 and the cost was $3,355,791 (Note 8).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
At December 31, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	18	3/25	$2,379,263	$2,337,413	$41,850
At December 31, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	442,547	USD	558,760	Bank of America N.A.	1/16/25	$(4,811)
USD	2,695,071	EUR	2,444,908	Bank of America N.A.	1/16/25	160,899
USD	1,949,954	GBP	1,488,702	Bank of America N.A.	1/16/25	86,503
USD	308,637	EUR	291,514	BNP Paribas SA	1/16/25	6,480
Net unrealized appreciation on open forward foreign currency contracts						$249,071

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At December 31, 2024, the Portfolio had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$2,285,000	12/20/29	5.000% quarterly	$175,850	$157,409	$18,441

See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Variable Global High Yield Bond Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Summary of Investments by Country# (unaudited)
United States	43.4%
United Kingdom	6.0
Cayman Islands	3.8
Brazil	3.4
Mexico	3.4
Argentina	3.4
Turkey	3.3
Germany	2.2
Canada	2.2
Dominican Republic	2.0
Italy	1.9
France	1.6
Luxembourg	1.5
Israel	1.4
Colombia	1.4
South Africa	1.3
Guatemala	1.1
Indonesia	1.1
Netherlands	0.8
Egypt	0.8
Tanzania	0.7
Sweden	0.7
Jersey	0.7
Ivory Coast	0.7
Angola	0.6
Panama	0.5
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
Summary of Investments by Country# (unaudited) (cont’d)
Jordan	0.5%
Bahamas	0.5
Nigeria	0.5
Chile	0.5
Ecuador	0.5
Zambia	0.5
Poland	0.4
Peru	0.4
Ireland	0.4
Kazakhstan	0.3
Morocco	0.3
Macau	0.3
Paraguay	0.3
Singapore	0.3
Bahrain	0.3
Oman	0.3
Switzerland	0.3
Costa Rica	0.2
Hong Kong	0.2
Ukraine	0.2
Senegal	0.2
Kenya	0.2
Bermuda	0.1
Belgium	0.1
Spain	0.1
China	0.0 †
Short-Term Investments	2.2
100.0%

#	As a percentage of total investments. Please note that the Portfolio holdings are as of December 31, 2024, and are subject to change.
†	Represents less than 0.1%.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $152,023,808)	$148,546,480
Investments in affiliated securities, at value (Cost — $3,355,791)	3,355,791
Foreign currency, at value (Cost — $373,794)	325,348
Cash	1,024,453
Interest and dividends receivable from unaffiliated investments	2,343,999
Unrealized appreciation on forward foreign currency contracts	253,882
Deposits with brokers for centrally cleared swap contracts	171,000
Receivable for Portfolio shares sold	110,762
Deposits with brokers for open futures contracts	71,956
Receivable from brokers — net variation margin on open futures contracts	9,563
Dividends receivable from affiliated investments	6,404
Principal paydown receivable	934
Receivable from brokers — net variation margin on centrally cleared swap contracts	860
Foreign currency collateral for open futures contracts, at value (Cost — $21)	20
Prepaid expenses	453
Total Assets	156,221,905
Liabilities:
Payable for securities purchased	2,451,054
Investment management fee payable	90,613
Payable for Portfolio shares repurchased	84,646
Service and/or distribution fees payable	17,171
Unrealized depreciation on forward foreign currency contracts	4,811
Trustees’ fees payable	562
Accrued expenses	98,765
Total Liabilities	2,747,622
Total Net Assets	$153,474,283
Net Assets:
Par value (Note 7)	$249
Paid-in capital in excess of par value	194,380,273
Total distributable earnings (loss)	(40,906,239)
Total Net Assets	$153,474,283
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Net Assets:
Class I	$71,324,942
Class II	$82,149,341
Shares Outstanding:
Class I	11,815,998
Class II	13,054,930
Net Asset Value:
Class I	$6.04
Class II	$6.29
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$11,002,737
Dividends from affiliated investments	48,807
Dividends from unaffiliated investments	13,603
Less: Foreign taxes withheld	(6,579)
Total Investment Income	11,058,568
Expenses:
Investment management fee (Note 2)	1,041,291
Service and/or distribution fees (Notes 2 and 5)	186,890
Fund accounting fees	80,648
Audit and tax fees	43,993
Shareholder reports	11,205
Legal fees	10,649
Trustees’ fees	3,766
Transfer agent fees (Notes 2 and 5)	1,499
Commitment fees (Note 9)	1,284
Insurance	1,045
Custody fees	331
Miscellaneous expenses	8,575
Total Expenses	1,391,176
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,045)
Net Expenses	1,390,131
Net Investment Income	9,668,437
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,417,606)
Futures contracts	97,477
Swap contracts	17,561
Forward foreign currency contracts	(245,687)
Foreign currency transactions	(19,860)
Net Realized Loss	(5,568,115)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,097,958
Futures contracts	95,783
Swap contracts	18,441
Forward foreign currency contracts	646,645
Foreign currencies	(43,369)
Change in Net Unrealized Appreciation (Depreciation)	5,815,458
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	247,343
Increase in Net Assets From Operations	$9,915,780
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$9,668,437	$8,799,282
Net realized loss	(5,568,115)	(12,690,845)
Change in net unrealized appreciation (depreciation)	5,815,458	17,113,665
Increase in Net Assets From Operations	9,915,780	13,222,102
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,309,210)	(7,420,018)
Decrease in Net Assets From Distributions to Shareholders	(9,309,210)	(7,420,018)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	24,819,590	16,327,892
Reinvestment of distributions	9,309,210	7,420,018
Cost of shares repurchased	(24,552,495)	(19,474,461)
Increase in Net Assets From Portfolio Share Transactions	9,576,305	4,273,449
Increase in Net Assets	10,182,875	10,075,533
Net Assets:
Beginning of year	143,291,408	133,215,875
End of year	$153,474,283	$143,291,408
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.02	$5.78	$7.19	$7.43	$7.19
Income (loss) from operations:
Net investment income	0.41	0.39	0.34	0.34	0.35
Net realized and unrealized gain (loss)	0.02	0.19	(1.32)	(0.24)	0.18
Total income (loss) from operations	0.43	0.58	(0.98)	0.10	0.53
Less distributions from:
Net investment income	(0.41)	(0.34)	(0.43)	(0.34)	(0.29)
Return of capital	—	—	—	—	(0.00)[2]
Total distributions	(0.41)	(0.34)	(0.43)	(0.34)	(0.29)
Net asset value, end of year	$6.04	$6.02	$5.78	$7.19	$7.43
Total return[3]	7.06%	10.26%	(13.72)%	1.33%	7.32%
Net assets, end of year (000s)	$71,325	$76,028	$76,863	$99,346	$103,974
Ratios to average net assets:
Gross expenses	0.81%	0.83%	0.79%	0.82%	0.84%
Net expenses[4,5]	0.81	0.83	0.79	0.82	0.84
Net investment income	6.62	6.59	5.37	4.49	4.89
Portfolio turnover rate	51%	34%	58%	73%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.26	$6.00	$7.44	$7.68	$7.43
Income (loss) from operations:
Net investment income	0.41	0.39	0.34	0.33	0.34
Net realized and unrealized gain (loss)	0.01	0.20	(1.37)	(0.25)	0.19
Total income (loss) from operations	0.42	0.59	(1.03)	0.08	0.53
Less distributions from:
Net investment income	(0.39)	(0.33)	(0.41)	(0.32)	(0.28)
Return of capital	—	—	—	—	(0.00)[2]
Total distributions	(0.39)	(0.33)	(0.41)	(0.32)	(0.28)
Net asset value, end of year	$6.29	$6.26	$6.00	$7.44	$7.68
Total return[3]	6.70%	9.96%	(13.87)%	1.04%	7.12%
Net assets, end of year (000s)	$82,149	$67,264	$56,353	$64,999	$50,137
Ratios to average net assets:
Gross expenses	1.06%	1.08%	1.04%	1.07%	1.10%
Net expenses[4,5]	1.06	1.08	1.03	1.07	1.10
Net investment income	6.38	6.35	5.16	4.26	4.63
Portfolio turnover rate	51%	34%	58%	73%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$12,642,254	$95,838	$12,738,092
Financials	—	12,613,805	0 *	12,613,805
Health Care	—	6,378,817	0 *	6,378,817
Other Corporate Bonds & Notes	—	79,960,056	—	79,960,056
Sovereign Bonds	—	23,761,843	—	23,761,843
Asset-Backed Securities	—	7,517,940	—	7,517,940
Senior Loans:
Industrials	—	—	325,008	325,008
Sovereign Bonds	—	—	494,375	494,375
Other Senior Loans	—	3,504,809	—	3,504,809
Convertible Bonds & Notes	—	625,681	—	625,681
Preferred Stocks	$586,861	—	—	586,861
Common Stocks	—	38,049	—	38,049
Warrants	—	1,144	—	1,144
Total Long-Term Investments	586,861	147,044,398	915,221	148,546,480
Short-Term Investments†	3,355,791	—	—	3,355,791
Total Investments	$3,942,652	$147,044,398	$915,221	$151,902,271

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$41,850	—	—	$41,850
Forward Foreign Currency Contracts††	—	$253,882	—	253,882
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	18,441	—	18,441
Total Other Financial Instruments	$41,850	$272,323	—	$314,173
Total	$3,984,502	$147,316,721	$915,221	$152,216,444
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,811	—	$4,811

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional value of all credit default swaps to sell protection was $2,285,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
(i) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $4,811. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
(n) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(o) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolio had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London and Western Asset Singapore

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $1,045, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the year ended December 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $1,424 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$79,716,451	$463,738
Sales	67,664,319	5,647,529
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$155,414,618	$3,280,912	$(6,793,259)	$(3,512,347)
Futures contracts	—	41,850	—	41,850
Forward foreign currency contracts	—	253,882	(4,811)	249,071
Swap contracts	157,409	18,441	—	18,441
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$41,850	—	$41,850
Forward foreign currency contracts	253,882	—	253,882
Centrally cleared swap contracts[3]	—	$18,441	18,441
Total	$295,732	$18,441	$314,173

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$4,811

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$97,477	—	$97,477
Swap contracts	—	$17,561	17,561
Forward foreign currency contracts	(245,687)	—	(245,687)
Total	$(148,210)	$17,561	$(130,649)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$95,783	—	$95,783
Swap contracts	—	$18,441	18,441
Forward foreign currency contracts	646,645	—	646,645
Total	$742,428	$18,441	$760,869
During the year ended December 31, 2024, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$2,436,828
Forward foreign currency contracts (to buy)	1,310,142
Forward foreign currency contracts (to sell)	7,883,633
Average Notional Balance
Credit default swap contracts (sell protection)	$527,308
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Bank of America N.A.	$247,402	$(4,811)	$242,591	—	$242,591
BNP Paribas SA	6,480	—	6,480	—	6,480
Total	$253,882	$(4,811)	$249,071	—	$249,071

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$667
Class II	$186,890	832
Total	$186,890	$1,499
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$516
Class II	529
Total	$1,045
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class I	$4,564,489	$4,100,913
Class II	4,744,721	3,319,105
Total	$9,309,210	$7,420,018

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	746,762	$4,606,182	825,644	$4,908,085
Shares issued on reinvestment	748,277	4,564,489	703,416	4,100,913
Shares repurchased	(2,303,331)	(14,278,311)	(2,198,021)	(13,028,246)
Net decrease	(808,292)	$(5,107,640)	(668,961)	$(4,019,248)
Class II
Shares sold	3,152,719	$20,213,408	1,854,102	$11,419,807
Shares issued on reinvestment	746,025	4,744,721	546,804	3,319,105
Shares repurchased	(1,582,870)	(10,274,184)	(1,051,606)	(6,446,215)
Net increase	2,315,874	$14,683,945	1,349,300	$8,292,697
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$507,052	$54,746,718	54,746,718	$51,897,979	51,897,979
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$48,807	—	$3,355,791
9. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$9,309,210	$7,420,018
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$79,469
Deferred capital losses*	(37,436,542)
Other book/tax temporary differences(a)	(290,920)
Unrealized appreciation (depreciation)(b)	(3,258,246)
Total distributable earnings (loss) — net	$(40,906,239)

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, book/tax differences in the accrual of interest income on securities in default and other book/tax basis adjustments.

11. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Portfolio’s portfolio holdings provide details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Income Trust and Shareholders of Western Asset Variable Global High Yield Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Variable Global High Yield Bond Portfolio (one of the portfolios constituting Legg Mason Partners Variable Income Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management and the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks, and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Variable Global High Yield Bond Portfolio 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Section 163(j) Interest Earned	§163(j)	$10,613,232
Interest Earned from Federal Obligations	Note (1)	$119,550
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Variable Global High Yield Bond Portfolio

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Variable Global High Yield Bond Portfolio

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Western Asset
Variable Global High Yield Bond Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Variable Global High Yield Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Variable Global High Yield Bond Portfolio
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90146-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 19, 2025